Consolidated Income Statement (unaudited) - USD ($) $ in Thousands	3 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Income Statement [Abstract]
Revenue	$ 3,594	$ 1,305
Research & development	(9,328)	(19,278)
Manufacturing commercialization	(7,537)	(11,924)
Management and administration	(5,878)	(7,680)
Fair value remeasurement of contingent consideration	280	15,107
Other operating income and expenses	(178)	99
Finance costs	(3,660)	(2,903)
Loss before income tax	(22,707)	(25,274)
Income tax (expense)/benefit	62	730
Loss attributable to the owners of Mesoblast Limited	$ (22,645)	$ (24,544)
Losses per share from continuing operations attributable to the ordinary equity holders of the Group:
Basic - losses per share	$ (3.49)	$ (4.21)
Diluted - losses per share	$ (3.49)	$ (4.21)